Leases (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	¥ 8,934	¥ 8,917	¥ 7,951
Short-term lease cost	3,263	3,358	3,181
Total	12,197	12,275	11,132
Cash paid for operating leases	¥ 9,546	¥ 9,086	¥ 7,915